Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 8,584,754	$ 4,400,402
Restricted cash	1,102,591	2,396,993
Accounts receivable, net	23,829,251	27,760,956
Advances to supplier, net	2,299,873	1,255,420
Inventories, net	23,779,671	22,274,613
Security deposits	508,037
Prepaid expenses and other current assets	1,194,215	1,394,234
Current assets from discontinued operation		37,761
Total current assets	61,298,392	59,520,379
Property, plant and equipment, net	54,103,612	51,836,633
Intangible assets, net	7,882,850	8,157,916
Prepayments for construction and equipment purchases	1,617,584	1,222,888
Security deposits - long term	1,492,537	1,590,671
Other assets	424,648	297,906
Right-of-use lease assets	7,507,445
Non-current assets from discontinued operations		13,697
Total assets	134,327,068	122,640,090
Current liabilities:
Short term borrowings	17,197,339	19,890,641
Bank notes payable	1,802,884	2,888,053
Advances from customers	267,805	393,749
Accounts payable	10,809,902	18,186,400
Accounts payable-related party	303,083	82,014
Accrued and other liabilities	1,936,320	2,121,304
Other loans payable - current	2,985,476	2,847,859
Taxes payable	182,058	247,635
Deferred gains	154,750	291,170
Due to related party	97,559	12,200
Operating lease liabilities - current	910,897
Current liabilities from discontinued operation		528,263
Total current liabilities	36,648,073	47,489,288
Deferred tax liability	887,098	577,826
Long term borrowings	10,246,011	7,203,357
Other loans payable - non-current	1,373,402	2,635,567
Operating lease liabilities - non-current	6,103,899
Total liabilities	55,258,483	57,906,038
Commitments and contingencies
Shareholders' Equity
Common stock: $0.001 par value, 70,000,000 shares authorized, 15,803,763 and 15,795,910 shares issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	15,804	15,797
Additional paid in capital	30,057,831	30,009,545
Statutory reserve	6,962,390	5,532,945
Retained earnings	45,188,209	31,602,434
Accumulated other comprehensive income	(3,108,640)	(2,472,254)
Total Fuling Global Inc.'s equity	79,115,594	64,688,467
Non-controlling interest	(47,009)	45,585
Total shareholders' equity	79,068,585	64,734,052
Total liabilities and shareholders’ equity	$ 134,327,068	$ 122,640,090